Financial investments - Combined financial information for the VC funds (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)
Assets:
Cash and cash equivalents			¥ 987,630,978				¥ 984,611,409	¥ 1,195,351,730	$ 141,229,352
Total assets			14,665,744,467				11,819,289,603		2,097,173,566
Liabilities:
Total liabilities			6,828,943,830				4,866,134,961		$ 976,525,980
Net Income (Loss)			¥ 1,464,552,224	$ 209,428,183			¥ 1,539,905,765	¥ 1,186,793,974
VC funds
Assets:
Cash and cash equivalents	¥ 26,095,749				¥ 61,401,551					$ 8,780,305
Investments	3,107,977,290				2,301,191,361					329,065,988
Other current or non-current assets	11,686,260				2,609,657					373,176
Total assets	3,145,759,299				2,365,202,569					338,219,469
Liabilities:
Payable and accruals	12,085,677				16,097,934					2,301,974
Total liabilities	12,085,677				16,097,934					$ 2,301,974
Net investment loss	(22,646,794)	¥ (24,856,047)			(12,073,482)	$ (1,726,485)
Net realized gain on investments	126,355,211	14,582,478			50,322,271	7,195,989
Net unrealized (loss) gain on investments	203,174,322	(50,420,352)			(533,190,993)	(76,245,298)
Net Income (Loss)	¥ 316,374,217	¥ (40,043,826)			¥ (436,373,062)	$ (62,400,518)